Agreements and Transactions of Related Parties (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Structuring revenue
Unpaid deferred acquistion fees	$ 28,654	$ 29,410
Interest earned on unpaid deferred acquisition fees	$ 1,064	$ 1,332	$ 1,136